GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15GA

Exhibit 99.4 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	DTI	XX	XX	Incoming Value:XXXX Audit Value: XX 1008 DTI XX% , audit used a more accurate amount for subject taxes per documents in file
XXXX	Property Address	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX 1008 DTI XX% Audit monthly debt figures are based on the most recent credit report in the loan file.
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX 1008 DTI XX% Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
XXXX	Property Type	Single Family Detached (non PUD)	PUD (Only for use with Single Family Detached Homes with PUD riders)	Incoming Value: Single Family Detached (non PUD) Audit Value: Audit Value Pulled From Appraisal
XXXX	CLTV	XX	XX	Incoming Value: XX Audit Value: Audit Value of 1st + 2nd liens / Value XX
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX 1008 DTI XX% Audit used a more conservative income for income
XXXX	LTV	XX	XX	Incoming Value: XX Audit Value: Audit Value of 1st lien / Value XX
XXXX	Original Loan Amount	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
XXXX	Property Address	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
XXXX	DTI	XX	XX	Incoming Value: XX Audit Value: XX 1008 DTI XX. Audit DTI matches 1008
XXXX	First Payment Date	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Per Data, rounding
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Per Data, rounding
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX 1008 DTI XX% which matches audit
XXXX	CLTV	XX	XX	Incoming Value: XX Audit Value: Audit Value of 1st + 2nd liens / Value XX
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX 1008 DTI XX% Discrepancy due to rounding
XXXX	LTV	XX	XX	Incoming Value: XX Audit Value: Audit Value of 1st lien / Value XX
XXXX	Original Loan Amount	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
XXXX	CLTV	XX	XX	Incoming Value: XX Audit Value: Audit Value of 1st + 2nd liens / Value XX
XXXX	DTI	XX	XX	Incoming Value:XX Audit Value: XX Audit monthly debt figures are based on the most recent credit report in the loan file.
XXXX	LTV	XX	XX	Incoming Value: XX Audit Value: Audit Value of 1st lien / Value XX